CONDENSED INTERIM CONSOLIDATED BALANCE SHEETS (Parenthetical) - ₪ / shares	Sep. 30, 2015	Dec. 31, 2014
CONDENSED INTERIM CONSOLIDATED BALANCE SHEETS [Abstract]
Ordinary shares, par value per share	₪ 0.2	₪ 0.2
Ordinary shares, shares authorized	90,000,000	90,000,000
Ordinary shares, shares issued	44,291,647	42,730,424
Ordinary shares, shares outstanding	44,291,647	42,730,424